Commitments and Contingencies	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Legal Matters
The Company is involved from time to time in various legal proceedings and administrative actions related to the normal conduct of its business, including general liability claims, putative class action lawsuits and litigation concerning its products.
Although it is impossible to predict the outcome of any pending legal proceeding, management believes that such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows, except as they relate to asbestos and New Zealand product liability claims as described in these consolidated financial statements.
New Zealand Weathertightness Claims
Since fiscal year 2002, the Company’s New Zealand subsidiaries have been joined in a number of weathertightness claims in New Zealand that relate to residential buildings (single dwellings and apartment complexes) and a small number of non-residential buildings, primarily constructed from 1998 to 2004. The claims often involve multiple parties and allege that losses were incurred due to excessive moisture penetration of the buildings’ structures. The claims typically include allegations of poor building design, inadequate certification of plans, inadequate construction review and compliance certification and deficient work by sub-contractors.

Historically, the Company’s New Zealand subsidiaries have been joined to these claims as one of several co-defendants, including local government entities responsible for enforcing building codes and practices, resulting in the Company’s New Zealand subsidiaries becoming liable for only a portion of each claim. In addition, the Company’s New Zealand subsidiaries have had access to third-party recoveries to defray a portion of the costs incurred in resolving such claims.
In 2015, the Company and/or its subsidiaries were named as the sole defendants in four claims on behalf of multiple defendants, three of which are still pending and each of which allege that the New Zealand subsidiaries’ products were inherently defective. The Company believes it has substantial factual and legal defenses to these claims and is defending the claims vigorously.
Cridge, et al. (Case Nos. CIV-2015-485-594 and CIV-2015-485-773), In the High Court of New Zealand, Wellington Registry (hereinafter the “Cridge litigation”). In August 2020, trial of phase one of the Cridge litigation commenced in Wellington, New Zealand solely to determine whether the Company’s New Zealand subsidiaries had a duty to the plaintiffs and breached that duty. This phase of the trial concluded in December 2020, and a decision by the Wellington High Court is expected to be announced late in the first quarter of FY 2022. We believe we have substantial factual and legal defenses to the claims in the Cridge litigation. While an unfavorable outcome in this phase is possible as litigation is inherently unpredictable, management does not believe that the outcome of this phase of the litigation will have a material adverse effect on the Company’s financial position. As of 31 March 2021, the Company has not recorded a reserve related to the Cridge litigation as the chance of loss is not probable and the amount of loss, if any, cannot be reasonably estimated. If an adverse decision is reached by the Wellington High Court, certain factors anticipated to be included in the decision may allow the Company to estimate a reasonable range of liability in the Cridge litigation.

White, et al. (Case No. CIV-2015-404-2981 [2021] NZHC 930), In the High Court of New Zealand, Auckland Registry (hereinafter the “White litigation”). The trial of phase one of the White litigation is scheduled to commence on 17 May 2021 in Auckland, New Zealand solely to determine whether the Company’s New Zealand subsidiaries, along with three non-New Zealand Group entities, had a duty to the plaintiffs and breached that duty. As of 31 March 2021, the Company has not recorded a reserve related to the White litigation as the chance of loss is not probable and the amount of loss, if any, cannot be reasonably estimated.

Waitakere, et al. (Case No. CIV-2015-404-3080), In the High Court of New Zealand, Auckland Registry (hereinafter the “Waitakere litigation”). The trial in the Waitakere litigation is currently not scheduled to begin until May 2023 in Auckland, New Zealand. As of 31 March 2021, the Company has not recorded a reserve related to the Waitakere litigation as the chance of loss is not probable and the amount of loss, if any, cannot be reasonably estimated.

A court’s decision in one or more of the litigation matters has the potential to impact the accounting treatment regarding the probability of a potential loss and the Company’s ability to reasonably estimate a reserve with regards to the other litigation matters discussed above. Furthermore, an adverse judgement in one or more of these litigation matters could have a material adverse impact on our consolidated financial position, results of operations or cash flows.

Readers are referred to Note 1 for further information related to our policies related to asserted and unasserted claims.

Environmental and Legal
The operations of the Company, like those of other companies engaged in similar businesses, are subject to several laws and regulations on air and water quality, waste handling and disposal. The Company’s policy is to accrue for environmental costs when it is determined that it is probable that an obligation exists and the amount can be reasonably estimated.